Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Revenue from customers	$ 40,687,624	$ 31,345,951
Revenues from related parties	97,850
Total Revenues	40,785,474	31,345,951
COST OF REVENUES
Cost of revenues from customers	(22,256,642)	(15,736,080)
Cost of revenues related parties	(97,850)
Total Cost of revenues	(22,354,492)	(15,736,080)
GROSS PROFIT	18,430,982	15,609,871
OPERATING EXPENSES
Selling expenses	(630,503)	(264,553)
General and administrative expenses	(1,937,374)	(2,322,055)
Research and development expenses	(89,477)	(77,997)
Share-based compensation	(3,149,106)	(1,064,358)
Total operating expenses	(5,806,460)	(3,728,963)
INCOME FROM OPERATIONS	12,624,522	11,880,908
OTHER INCOME (EXPENSES)
Interest income	95,534	81,537
Interest expense	(27,450)	(1,728,961)
Government grant	695,055	246,227
Gain on asset disposal	7,648,423
Gain on changes in fair value of common stock purchase warrants liability	759,471
TOTAL OTHER (EXPENSES), NET	9,171,033	(1,401,197)
INCOME BEFORE INCOME TAX EXPENSE	21,795,555	10,479,711
INCOME TAX EXPENSE	(4,409,589)	(1,549,333)
NET INCOME	17,385,966	8,930,378
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	1,307,260	2,692,896
COMPREHENSIVE INCOME	$ 18,693,226	$ 11,623,274
EARNINGS PER COMMON SHARE
Basic	$ 0.55	$ 0.31
Diluted	$ 0.55	$ 0.31
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic	31,811,523	28,774,886
Diluted	32,653,163	28,985,246